UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS* - 128.34%
Accommodation - 1.13%
Marriott Vacations Worldwide Corp. (a)	21,488	$1,280,470
Wyndham Worldwide Corp.	29,764	2,409,098
		3,689,568
Administrative and Support Services - 0.69%
Robert Half International, Inc.	26,754	1,343,319
West Corp.	31,040	920,646
		2,263,965
Air Transportation - 2.07%
Delta Air Lines, Inc.	62,379	2,468,961
JetBlue Airways Corp. (a)	88,103	1,077,500
Southwest Airlines Co.	99,958	3,199,655
		6,746,116
Ambulatory Health Care Services - 0.17%
Omnicare, Inc.	8,650	551,611

Apparel Manufacturing - 0.30%
Cintas Corp.	15,040	994,746

Broadcasting (except Internet) - 2.42%
Cablevision Systems Corp.	146,225	2,706,625
TiVo, Inc. (a)	92,157	1,298,492
Walt Disney Co.	43,401	3,900,882
		7,905,999
Chemical Manufacturing - 11.84%
Alexion Pharmaceuticals, Inc. (a)	4,885	826,982
Celanese Corp.	42,446	2,654,573
Celgene Corp. (a)	10,396	987,828
Coty, Inc.	85,320	1,466,651
Dow Chemical Co.	32,737	1,753,066
Gilead Sciences, Inc. (a)	68,210	7,338,031
Green Plains, Inc.	62,610	2,798,040
Huntsman Corp.	105,870	2,846,844
Johnson & Johnson	76,885	7,975,280
LyondellBasell Industries NV (b)	26,636	3,045,827
Myriad Genetics, Inc. (a)	30,948	1,120,008
NewMarket Corp.	2,567	1,044,487
PDL BioPharma, Inc.	75,478	761,573
Pfizer, Inc.	137,756	4,048,649
		38,667,839
Computer and Electronic Product Manufacturing - 13.86%
Amkor Technology, Inc. (a)	132,201	1,374,890
Apple, Inc.	117,182	12,011,155
Dolby Laboratories, Inc. (a)	58,417	2,721,064
Garmin Ltd. (b)	19,982	1,085,623
Harman International Industries, Inc.	19,876	2,287,330
Hewlett Packard Co.	133,531	5,074,178
Integrated Device Technology, Inc. (a)	90,407	1,487,195
Intel Corp.	73,218	2,556,773
Marvell Technology Group Ltd. (b)	102,661	1,428,015
Micron Technology, Inc. (a)	125,973	4,106,719
QUALCOMM, Inc.	53,039	4,036,268
Rockwell Automation, Inc.	8,904	1,038,295
Skyworks Solutions, Inc.	48,790	2,764,441
Thoratec Corp. (a)	23,000	575,000
Vishay Intertechnology, Inc.	169,985	2,719,760
		45,266,706
Construction of Buildings - 0.25%
Toll Brothers, Inc. (a)	22,782	810,811

Credit Intermediation and Related Activities - 9.92%
Bank of America Corp.	197,528	3,178,226
Bank of New York Mellon Corp.	103,000	4,035,540
Comerica, Inc.	52,075	2,621,456
Discover Financial Services	76,739	4,786,211
First Horizon National Corp.	69,085	840,074
Huntington Bancshares, Inc.	184,063	1,812,100
JPMorgan Chase & Co.	130,386	7,751,447
SunTrust Banks, Inc.	68,174	2,596,066
Wells Fargo & Co.	92,998	4,783,817
		32,404,937

Data Processing, Hosting and Related Services - 0.32%
Citrix Systems, Inc. (a)	14,820	1,041,253

Electrical Equipment, Appliance, and Component Manufacturing - 1.54%
Dover Corp.	11,854	1,041,611
Emerson Electric Co.	31,632	2,025,080
Energizer Holdings, Inc.	16,190	1,967,409
		5,034,100
Fabricated Metal Product Manufacturing - 0.86%
Ball Corp.	43,970	2,818,477

Food Manufacturing - 4.03%
Archer-Daniels-Midland Co.	40,926	2,040,570
ConAgra Foods, Inc.	82,830	2,667,126
Pilgrim's Pride Corp. (a)	102,303	3,055,791
Sanderson Farms, Inc.	26,938	2,513,854
Tyson Foods, Inc.	75,713	2,881,637
		13,158,978
Food Services and Drinking Places - 0.55%
Hyatt Hotels Corp. (a)	29,579	1,806,981

Furniture and Related Product Manufacturing - 0.36%
Tempur Sealy International, Inc. (a)	20,210	1,182,689

General Merchandise Stores - 1.74%
Big Lots, Inc.	57,520	2,666,052
Dollar General Corp. (a)	47,300	3,026,727
		5,692,779
Health and Personal Care Stores - 1.52%
CVS Health Corp.	52,530	4,173,508
Rite Aid Corp. (a)	126,108	784,392
		4,957,900
Insurance Carriers and Related Activities - 11.09%
Aetna, Inc.	35,608	2,924,485
AmTrust Financial Services, Inc.	64,960	2,860,189
Assurant, Inc.	38,001	2,536,567
Centene Corp. (a)	38,040	2,972,065
Everest Re Group Ltd. (b)	19,112	3,131,310
Health Net, Inc. (a)	68,997	3,256,658
Molina Healthcare, Inc. (a)	65,750	3,145,480
PartnerRe Ltd. (b)	27,130	3,030,150
Principal Financial Group, Inc.	41,161	2,234,631
Reinsurance Group of America, Inc.	36,534	3,031,591
UnitedHealth Group, Inc.	32,840	2,846,571
Voya Financial, Inc.	109,349	4,274,452
		36,244,149
Leather and Allied Product Manufacturing - 0.21%
Skechers U.S.A., Inc. (a)	11,750	685,848

Machinery Manufacturing - 7.49%
Caterpillar, Inc.	45,547	4,967,811
Deere & Co.	23,449	1,971,826
General Electric Co.	453,205	11,774,266
IDEX Corp.	16,400	1,261,816
Lexmark International, Inc.	65,166	3,294,793
SPX Corp.	11,427	1,188,979
		24,459,491
Management of Companies and Enterprises - 1.48%
AES Corp.	151,194	2,295,125
AGL Resources, Inc.	27,105	1,444,968
Associated Banc-Corp.	59,528	1,082,219
		4,822,312
Merchant Wholesalers, Durable Goods - 1.58%
Gentherm, Inc. (a)	21,090	1,030,247
O'Reilly Automotive, Inc. (a)	18,301	2,854,589
Xerox Corp.	92,205	1,273,351
		5,158,187
Merchant Wholesalers, Nondurable Goods - 0.84%
AmerisourceBergen Corp.	35,350	2,735,737

Mining (except Oil and Gas) - 1.97%
Stillwater Mining Co. (a)	159,225	2,955,216
US Silica Holdings, Inc.	48,740	3,500,019
		6,455,235
Miscellaneous Manufacturing - 3.31%
3M Co.	33,352	4,802,688
CR Bard, Inc.	20,030	2,973,253
Edwards Lifesciences Corp. (a)	30,570	3,034,378
		10,810,319

Motion Picture and Sound Recording Industries - 1.38%
Netflix, Inc. (a)	3,277	1,565,226
Time Warner, Inc.	38,034	2,929,759
		4,494,985
Motor Vehicle and Parts Dealers - 2.17%
Group 1 Automotive, Inc.	37,117	2,975,298
Lithia Motors, Inc.	14,902	1,302,733
Penske Automotive Group, Inc.	58,950	2,827,832
		7,105,863
Nonstore Retailers - 0.49%
World Fuel Services Corp.	35,740	1,586,141

Oil and Gas Extraction - 2.73%
Helmerich & Payne, Inc.	22,301	2,342,720
Phillips 66	46,006	4,003,442
WPX Energy, Inc. (a)	96,293	2,563,320
		8,909,482
Other Information Services - 2.92%
Facebook, Inc. (a)	62,399	4,668,693
Google, Inc. - Class A (a)	8,376	4,877,848
		9,546,541
Paper Manufacturing - 0.36%
Graphic Packaging Holding Co. (a)	90,891	1,162,496

Petroleum and Coal Products Manufacturing - 5.62%
Exxon Mobil Corp.	130,595	12,988,979
Valero Energy Corp.	99,031	5,361,538
		18,350,517
Primary Metal Manufacturing - 1.33%
Alcoa, Inc.	167,980	2,790,148
United States Steel Corp.	40,864	1,579,394
		4,369,542
Professional, Scientific, and Technical Services - 2.17%
Amdocs Ltd. (b)	24,700	1,163,370
Biogen Idec, Inc. (a)	5,765	1,977,626
Cognizant Technology Solutions Corp. (a)	28,016	1,281,172
Korn/Ferry International (a)	28,791	870,928
Omnicom Group, Inc.	15,330	1,103,913
PAREXEL International Corp. (a)	12,410	700,420
		7,097,429
Publishing Industries (except Internet) - 6.52%
Aspen Technology, Inc. (a)	23,039	946,673
Electronic Arts, Inc. (a)	43,870	1,660,041
Microsoft Corp.	174,356	7,920,993
Oracle Corp.	191,457	7,951,208
PTC, Inc. (a)	30,983	1,198,732
Take-Two Interactive Software, Inc. (a)	69,360	1,630,654
		21,308,301
Real Estate - 0.86%
Avis Budget Group, Inc. (a)	41,780	2,820,568

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.03%
Janus Capital Group, Inc.	232,685	2,827,123
Legg Mason, Inc.	25,503	1,257,808
NASDAQ OMX Group, Inc.	58,830	2,557,340
		6,642,271
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.85%
Dick's Sporting Goods, Inc.	61,752	2,783,163

Support Activities for Mining - 6.12%
ConocoPhillips	106,509	8,650,661
Halliburton Co.	104,473	7,063,420
Nabors Industries Ltd. (b)	86,485	2,353,257
Patterson-UTI Energy, Inc.	55,604	1,920,562
		19,987,900
Support Activities for Transportation - 0.93%
Expedia, Inc.	35,518	3,050,996

Telecommunications - 1.57%
AT&T, Inc.	50,551	1,767,263
Level 3 Communications, Inc. (a)	55,372	2,489,525
NeuStar, Inc. (a)	30,000	884,700
		5,141,488
Transportation Equipment Manufacturing - 4.08%
Boeing Co.	21,387	2,711,872
Greenbrier Companies, Inc.	18,857	1,348,653
Huntington Ingalls Industries, Inc.	11,170	1,140,569
Lear Corp.	48,638	4,918,761
Textron, Inc.	31,315	1,189,970
Trinity Industries, Inc.	42,056	2,034,669
		13,344,494

Truck Transportation - 0.31%
Con-way, Inc.	19,870	1,018,338

Utilities - 2.68%
Avista Corp.	40,135	1,302,782
Consolidated Edison, Inc.	32,968	1,908,518
Entergy Corp.	26,910	2,083,103
Exelon Corp.	31,000	1,036,020
UGI Corp.	45,846	2,428,921
		8,759,344
Water Transportation - 0.70%
Royal Caribbean Cruises Ltd. (b)	35,900	2,288,984

Wholesale Electronic Markets and Agents and Brokers - 0.98%
Tech Data Corp. (a)	47,281	3,191,468

TOTAL COMMON STOCKS (Cost $368,932,333)		419,327,044

REAL ESTATE INVESTMENT TRUSTS* - 4.88%
American Assets Trust, Inc.	27,783	973,794
Corporate Office Properties Trust	59,600	1,691,448
DCT Industrial Trust, Inc.	228,120	1,813,554
DuPont Fabros Technology, Inc.	59,673	1,680,392
EPR Properties	23,433	1,333,572
Equity Residential	15,907	1,057,338
Home Properties, Inc.	28,646	1,839,646
Host Hotels & Resorts, Inc.	80,436	1,835,550
Piedmont Office Realty Trust, Inc.	94,683	1,845,372
Regency Centers Corp.	32,740	1,870,763
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,018,583)		15,941,429

SHORT-TERM INVESTMENTS - 0.26%
AIM STIT-STIC Prime Portfolio, 0.010% (c)	846,840	846,840
TOTAL SHORT-TERM INVESTMENTS (Cost $846,840)		846,840

Total Investments (Cost $384,797,756) - 133.48%		436,115,313
Liabilities in Excess of Other Assets - (33.48)%		(109,392,347)
TOTAL NET ASSETS - 100.00%		$326,722,966

Percentages are stated as a percent of net assets.

*	All of these securities, totaling $435,268,473, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown below represents the rate at August 31, 2014.

Abbreviations:
NV	Naamoloze Vennootschap is the Dutch term for a public limited liability company.
Ltd.	Limited Liability Company.

Convergence Core Plus Fund
Schedule of Securities Sold Short
August 31, 2014 (Unaudited)

	Shares	Value
Acadia Healthcare Company, Inc.	13,002	$665,832
ACADIA Pharmaceuticals, Inc.	19,555	468,929
Advisory Board Co.	16,010	794,096
Aircastle Ltd. (a)	44,161	844,358
Ally Financial, Inc.	45,380	1,116,348
Alnylam Pharmaceuticals, Inc.	16,220	1,130,047
Altera Corp.	44,597	1,576,059
American Airlines Group, Inc.	35,886	1,396,324
American Railcar Industries, Inc.	11,600	924,520
AMETEK, Inc.	15,070	797,806
Antero Resources Corp.	21,110	1,221,214
Aqua America, Inc.	25,880	647,259
Armstrong World Industries, Inc.	14,000	807,520
Arthur J. Gallagher & Co.	9,045	427,195
Artisan Partners Asset Management, Inc.	18,584	1,031,040
athenahealth, Inc.	2,822	407,610
Avon Products, Inc.	10,085	141,593
B&G Foods, Inc.	26,679	805,706
BioMarin Pharmaceutical, Inc.	8,775	624,956
Cabela's, Inc.	13,680	834,754
Cabot Oil & Gas Corp.	30,790	1,032,697
Caesars Entertainment Corp.	49,860	670,118
CarMax, Inc.	16,030	839,972
Celldex Therapeutics, Inc.	7,529	119,786
Cepheid	14,319	573,190
Cerner Corp.	26,190	1,510,115
CF Industries Holdings, Inc.	3,017	777,390
Chart Industries, Inc.	9,590	641,475
CLARCOR, Inc.	13,490	852,703
Coach, Inc.	13,057	480,889
Cobalt International Energy, Inc.	76,480	1,173,968
Cogent Communications Holdings, Inc.	23,213	804,563
Cognex Corp.	19,250	808,114
Community Health Systems, Inc.	25,112	1,363,079
CommVault Systems, Inc.	7,100	391,494
Conn's, Inc.	18,150	813,665
Cornerstone OnDemand, Inc.	8,350	312,624
Cousins Properties, Inc.	36,533	463,604
Curtiss-Wright Corp.	11,790	846,994
Cytec Industries, Inc.	7,620	785,165
Darling Ingredients, Inc.	42,796	825,107
Demandware, Inc.	5,640	299,766
Diamond Resorts International, Inc.	30,590	765,362
DigitalGlobe, Inc.	27,272	828,251
DreamWorks Animation SKG, Inc.	26,600	580,811
Dresser-Rand Group, Inc.	20,035	1,388,426
FireEye, Inc.	22,805	710,148
FirstEnergy Corp.	46,510	1,592,502
Five Below, Inc.	20,560	833,913
FNF Group	37,149	1,051,688
Fortune Brands Home & Security, Inc.	19,330	835,249
Gentex Corp.	10,819	319,701
GT Advanced Technologies, Inc.	31,960	569,208
Gulfport Energy Corp.	22,600	1,322,101
Hain Celestial Group, Inc.	8,920	877,371
Health Care REIT, Inc.	22,840	1,543,528
HeartWare International, Inc.	5,402	438,102
Hilltop Holdings, Inc.	34,568	731,805
Home BancShares, Inc.	13,240	393,890
Hornbeck Offshore Services, Inc.	28,700	1,253,042
Intercontinental Exchange, Inc.	5,399	1,020,411
InvenSense, Inc.	26,582	687,145
IPG Photonics Corp.	6,481	445,115
Ironwood Pharmaceuticals, Inc.	25,610	331,393
Knowles Corp.	25,260	831,559
Leucadia National Corp.	31,289	780,035
Liberty TripAdvisor Holdings, Inc.	10,910	390,251
Liberty Ventures	10,910	415,562
Lions Gate Entertainment Corp. (a)	47,404	1,536,364
Loral Space & Communications, Inc.	6,761	506,534
M&T Bank Corp.	10,395	1,285,133
MarketAxess Holdings, Inc.	10,330	608,644
Masonite International Corp. (a)	2,157	123,337
McDermott International, Inc. (a)	162,475	1,169,820
MDC Holdings, Inc.	12,471	361,784

Medical Properties Trust, Inc.	21,970	309,557
Medidata Solutions, Inc.	11,726	545,728
NetSuite, Inc.	11,050	968,421
New York Community Bancorp, Inc.	74,720	1,191,784
Newmont Mining Corp.	29,388	796,121
Nexstar Broadcasting Group, Inc. - Class A	12,114	552,883
Nimble Storage, Inc.	30,793	832,643
Nu Skin Enterprises, Inc.	13,530	605,062
Nuance Communications, Inc.	50,747	863,206
OGE Energy Corp.	29,110	1,092,207
OPKO Health, Inc.	84,930	755,877
Palo Alto Networks, Inc.	9,340	793,807
Panera Bread Co.	5,410	811,176
Parsley Energy, Inc.	52,670	1,154,526
Perrigo Co. PLC (a)	2,327	346,118
Platform Specialty Products Corp.	30,350	828,859
Plum Creek Timber Company, Inc.	16,061	652,558
Post Holdings, Inc.	15,623	577,582
Priceline Group, Inc.	490	609,712
PriceSmart, Inc.	8,830	791,345
Puma Biotechnology, Inc.	4,710	1,227,003
Qlik Technologies, Inc.	14,390	406,230
Regeneron Pharmaceuticals, Inc.	1,755	615,163
Restoration Hardware Holdings, Inc.	9,360	785,023
Rice Energy, Inc.	43,410	1,271,044
Royal Gold, Inc.	11,250	874,687
Santander Consumer USA Holdings, Inc.	40,343	751,187
Scorpio Tankers, Inc. (a)	128,120	1,224,827
Sealed Air Corp.	22,973	829,325
Semtech Corp.	11,118	289,679
ServiceNow, Inc.	22,657	1,385,022
SolarCity Corp.	10,517	722,307
South State Corp.	7,488	438,497
Spirit Aerosystems Holdings, Inc.	21,150	811,103
Splunk, Inc.	17,439	940,833
Sprint Corp.	94,700	531,267
Starbucks Corp.	9,936	773,120
Stratasys Ltd. (a)	3,314	397,547
Sun Communities, Inc.	5,240	281,021
SunEdison, Inc.	62,300	1,372,469
Tableau Software, Inc.	6,430	421,101
Tahoe Resources, Inc. (a)	28,233	722,898
Telephone & Data Systems, Inc.	8,740	230,212
Tenet Healthcare Corp.	21,270	1,301,299
Tesla Motors, Inc.	1,834	494,630
Texas Capital Bancshares, Inc.	9,988	539,152
TFS Financial Corp.	57,540	830,878
Theravance, Inc.	18,020	424,551
Third Point Reinsurance Ltd. (a)	11,659	178,616
Tidewater, Inc.	21,000	1,068,270
TimkenSteel Corp.	16,330	780,247
Tractor Supply Co.	12,490	836,205
TransDigm Group, Inc.	4,440	834,675
TRI Pointe Homes, Inc.	60,340	893,032
Twitter, Inc.	37,181	1,849,755
United Bankshares, Inc.	14,063	463,376
Valley National Bancorp	44,866	448,660
Veeco Instruments, Inc.	6,610	233,796
WageWorks, Inc.	18,946	781,712
WhiteWave Foods Co.	25,826	904,427
Woodward, Inc.	15,280	798,074
Workday, Inc.	14,955	1,361,952
WP Carey, Inc.	12,670	865,108
WR Grace & Co.	8,020	794,221
Wright Medical Group, Inc.	10,961	327,076
Wynn Resorts Ltd.	3,750	723,300
XPO Logistics, Inc.	7,170	222,055
Total Securities Sold Short (Proceeds $106,706,553)		$109,913,633

(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

Cost of investments	$384,797,756
Gross unrealized appreciation	55,531,463
Gross unrealized depreciation	(7,420,986)
Net unrealized appreciation	$48,110,477

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Shortterm debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2014 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$419,327,044	$-	$-	$419,327,044
Real Estate Investment Trusts	15,941,429	-	-	15,941,429
Total Equity	$435,268,473	$-	$-	$435,268,473

Short-Term Investments	$846,840	$-	$-	$846,840

Total Assets	$436,115,313	$-	$-	$436,115,313

Liabilities:
Securities Sold Short	$109,913,633	$-	$-	$109,913,633

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the period ended August 31, 2014 with significant unobservable inputs which would be classified as Level 3. During the period ended August 31, 2014, there were no transfers between levels for the Fund. It is the Fund's policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

Convergence Opportunities Fund
Schedule of Investments
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS* - 122.50%
Accommodation - 1.85%
Marriott Vacations Worldwide Corp. (a)	8,637	$514,679
Penn National Gaming, Inc. (a)	60,650	684,739
		1,199,418
Administrative and Support Services - 3.98%
AECOM Technology Corp. (a)	15,711	594,504
On Assignment, Inc. (a)	20,896	617,686
Robert Half International, Inc.	17,658	886,608
TrueBlue, Inc. (a)	17,801	483,119
		2,581,917
Air Transportation - 0.60%
Copa Holdings SA (b)	3,144	386,649

Ambulatory Health Care Services - 2.06%
Chemed Corp.	6,265	661,647
Omnicare, Inc.	10,525	671,179
		1,332,826
Apparel Manufacturing - 0.96%
Zumiez, Inc. (a)	19,239	622,382

Broadcasting (except Internet) - 2.16%
Cablevision Systems Corp.	24,425	452,107
Starz (a)	10,860	339,809
TiVo, Inc. (a)	43,325	610,449
		1,402,365
Chemical Manufacturing - 12.01%
A. Schulman, Inc.	14,953	580,625
Coty, Inc.	16,220	278,822
Emergent Biosolutions, Inc. (a)	32,962	820,754
FutureFuel Corp.	34,370	478,430
Green Plains, Inc.	18,770	838,832
Lannet Co., Inc. (a)	21,575	849,624
Medicines Co. (a)	31,028	794,627
Myriad Genetics, Inc. (a)	19,072	690,216
NPS Pharmaceuticals, Inc. (a)	25,950	783,171
PDL BioPharma, Inc.	72,975	736,318
United Therapeutics Corp. (a)	7,975	939,693
		7,791,112
Computer and Electronic Product Manufacturing - 12.33%
Amkor Technology, Inc. (a)	83,880	872,352
Brocade Communications Systems, Inc.	74,260	783,443
Dolby Laboratories, Inc. (a)	15,890	740,156
Engility Holdings, Inc. (a)	16,235	570,498
Harman International Industries, Inc.	11,278	1,297,873
Integrated Device Technology, Inc. (a)	48,819	803,073
OmniVision Technologies, Inc. (a)	35,740	968,911
RF Micro Devices, Inc. (a)	66,520	829,504
Universal Electronics, Inc. (a)	7,829	428,011
Vishay Intertechnology, Inc.	44,210	707,360
		8,001,181
Credit Intermediation and Related Activities - 10.55%
Central Pacific Financial Corp.	53,081	933,164
First Citizens BancShares, Inc. - Class A	3,620	831,840
First Niagara Financial Group, Inc.	105,570	918,459
FirstMerit Corp.	46,490	801,255
International Bancshares Corp.	37,482	988,025
NBT Bancorp, Inc.	7,969	191,336
Old National Bancorp	64,580	845,352
SVB Financial Group (a)	4,258	474,001
Webster Financial Corp.	29,220	861,990
		6,845,422
Electrical Equipment, Appliance, and Component Manufacturing - 0.93%
Greatbatch, Inc. (a)	13,238	603,256

Electronics and Appliance Stores - 0.67%
REX American Resources Corp. (a)	4,090	436,935

Fabricated Metal Product Manufacturing - 0.28%
Sturm Ruger & Co, Inc.	3,586	180,770

Food and Beverage Stores - 0.87%
Core-Mark Holding Company, Inc.	11,710	563,954

Food Manufacturing - 2.53%
Pilgrim's Pride Corp. (a)	29,349	876,655
Sanderson Farms, Inc.	8,223	767,370
		1,644,025
Food Services and Drinking Places - 1.69%
DineEquity, Inc.	7,840	652,288
Hyatt Hotels Corp. (a)	7,326	447,545
		1,099,833
General Merchandise Stores - 0.91%
Tuesday Morning Corp. (a)	33,574	590,231

Health and Personal Care Stores - 1.16%
Rite Aid Corp. (a)	120,533	749,714

Hospitals - 1.03%
LifePoint Hospitals, Inc. (a)	8,895	665,346

Insurance Carriers and Related Activities - 6.67%
AmTrust Financial Services, Inc.	11,775	518,453
Argo Group International Holdings Ltd. (b)	9,775	514,556
Assurant, Inc.	7,345	490,279
Centene Corp. (a)	8,852	691,607
Health Net, Inc. (a)	14,954	705,829
Maiden Holdings Ltd. (b)	42,551	517,420
Molina Healthcare, Inc. (a)	15,010	718,077
Reinsurance Group of America, Inc.	2,021	167,703
		4,323,924
Leather and Allied Product Manufacturing - 0.73%
Skechers U.S.A., Inc. (a)	8,135	474,840

Machinery Manufacturing - 5.44%
Blount International, Inc. (a)	20,976	335,196
ESCO Technologies, Inc.	18,380	661,680
Hyster-Yale Materials Handling, Inc.	7,330	565,070
Lexmark International, Inc.	14,901	753,394
Outerwall, Inc. (a)	10,045	591,952
SPX Corp.	5,950	619,098
		3,526,390
Management of Companies and Enterprises - 2.30%
AGL Resources, Inc.	13,601	725,069
Associated Banc-Corp.	42,223	767,614
		1,492,683
Merchant Wholesalers, Durable Goods - 0.95%
Schnitzer Steel Industries	22,155	613,472

Mining (except Oil and Gas) - 1.18%
US Silica Holdings, Inc.	10,700	768,367

Miscellaneous Store Retailers - 0.69%
Cash America International, Inc.	9,973	445,195

Motor Vehicle and Parts Dealers - 0.74%
AutoNation, Inc. (a)	8,895	482,554

Nonmetallic Mineral Product Manufacturing - 0.99%
Globe Specialty Metals, Inc.	31,200	640,848

Nonstore Retailers - 2.67%
Insight Enterprises, Inc. (a)	20,493	537,736
World Fuel Services Corp.	26,975	1,197,150
		1,734,886
Oil and Gas Extraction - 2.58%
Clayton Williams Energy, Inc. (a)	6,075	719,523
Unit Corp. (a)	14,478	952,797
		1,672,320
Paper Manufacturing - 0.94%
Clearwater Paper Corp. (a)	8,785	607,922

Performing Arts, Spectator Sports, and Related Industries - 0.24%
Live Nation Entertainment, Inc. (a)	6,990	153,500

Petroleum and Coal Products Manufacturing - 0.55%
Alon USA Energy, Inc.	21,545	358,293

Pipeline Transportation - 0.86%
New Jersey Resources Corp.	10,725	560,167

Primary Metal Manufacturing - 2.98%
Century Aluminum Co. (a)	31,580	788,869
General Cable Corp.	24,620	528,591
Mueller Industries, Inc.	21,100	616,964
		1,934,424
Printing and Related Support Activities - 0.79%
Quad/Graphics, Inc.	22,915	513,525

Professional, Scientific, and Technical Services - 7.20%
Amdocs Ltd. (b)	13,930	656,103
Constant Contact, Inc. (a)	21,930	683,558
NetScout Systems, Inc. (a)	14,778	680,822
PAREXEL International Corp. (a)	12,985	732,873
SolarWinds, Inc. (a)	16,615	710,956
Tetra Tech, Inc.	20,080	512,040
VCA, Inc. (a)	17,110	697,233
		4,673,585
Publishing Industries (except Internet) - 6.47%
ANSYS, Inc. (a)	8,805	715,847
Aspen Technology, Inc. (a)	14,390	591,285
LogMeIn, Inc. (a)	15,510	655,763
New York Times Co.	26,379	326,572
PTC, Inc. (a)	17,540	678,623
Tableau Software, Inc. (a)	9,715	636,235
Take-Two Interactive Software, Inc. (a)	25,325	595,391
		4,199,716

Real Estate - 2.27%
Avis Budget Group, Inc. (a)	8,636	583,016
ClubCorp Holdings, Inc.	20,482	380,146
St. Joe Co. (a)	23,547	510,028
		1,473,190
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.72%
Cohen & Steers, Inc.	15,450	674,238
Janus Capital Group, Inc.	64,890	788,414
Piper Jaffray Companies (a)	5,601	298,869
		1,761,521
Social Assistance - 0.96%
Bright Horizons Family Solutions, Inc. (a)	15,289	621,804

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.98%
Barnes & Noble, Inc. (a)	26,545	633,364

Support Activities for Mining - 1.53%
Basic Energy Services, Inc. (a)	22,242	538,479
Pioneer Energy Services Corp. (a)	29,455	453,018
		991,497
Telecommunications - 1.95%
Globalstar, Inc. (a)	81,910	326,002
NeuStar, Inc. (a)	22,055	650,402
Shenandoah Telecommunications Co.	10,365	286,281
		1,262,685
Transportation Equipment Manufacturing - 5.20%
AAR Corp.	23,655	655,244
Briggs & Stratton Corp.	10,159	204,602
Greenbrier Companies, Inc.	11,105	794,229
Modine Manufacturing Co. (a)	37,275	530,051
Tower International, Inc. (a)	16,060	538,492
Trinity Industries, Inc.	13,499	653,082
		3,375,700
Truck Transportation - 0.86%
ArcBest Corp.	15,580	559,322

Utilities - 2.38%
Avista Corp.	27,685	898,655
Northwest Natural Gas Co.	8,705	395,729
Ormat Technologies, Inc.	9,175	252,588
		1,546,972
Wholesale Electronic Markets and Agents and Brokers - 1.15%
Tech Data Corp. (a)	11,030	744,525

Wood Product Manufacturing - 0.96%
Universal Forest Products, Inc.	13,140	622,179

TOTAL COMMON STOCKS (Cost $74,900,918)		79,466,706

REAL ESTATE INVESTMENT TRUSTS* - 11.03%
American Assets Trust, Inc.	30,238	1,059,842
DuPont Fabros Technology, Inc.	39,832	1,121,669
Home Properties, Inc.	16,600	1,066,052
Investors Real Estate Trust	115,469	984,951
Kite Reality Group Trust	13,742	353,444
National Retail Properties, Inc.	30,315	1,125,898
Regency Centers Corp.	10,068	575,286
Ryman Hospitality Properties, Inc.	17,469	869,083
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,652,395)		7,156,225

SHORT-TERM INVESTMENTS - 1.80%
AIM STIT-STIC Prime Portfolio, 0.010% (c)	1,165,707	1,165,707
TOTAL SHORT-TERM INVESTMENTS (Cost $1,165,707)		1,165,707

Total Investments (Cost $82,719,020) - 135.33%		87,788,638
Liabilities in Excess of Other Assets - (35.33)%		(22,919,220)
TOTAL NET ASSETS - 100.00%		$64,869,418

Percentages are stated as a percent of net assets.

*	All of these securities, totaling $86,622,931, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown below represents the rate at August 31, 2014.

Abbreviations:
SA	Generally designates corporations in various countries, mostly those employing the civil law.
Ltd.	Limited Liability Company.

Convergence Opportunities Fund
Schedule of Securities Sold Short
August 31, 2014 (Unaudited)

	Shares	Value
8x8, Inc.	10,055	$78,127
Acacia Research Corp.	15,360	273,254
Acadia Healthcare Company, Inc.	4,216	215,901
ACADIA Pharmaceuticals, Inc.	4,945	118,581
Achillion Pharmaceuticals, Inc.	13,725	158,799
Advisory Board Co.	5,240	259,904
Aegerion Pharmaceuticals, Inc.	3,462	105,764
Aegion Corp.	5,865	144,631
Aircastle Ltd. (a)	8,030	153,534
Align Technology, Inc.	1,442	78,531
Ambac Financial Group, Inc.	1,859	44,988
Amedisys, Inc.	7,500	156,900
American Axle & Manufacturing Holdings, Inc.	14,620	264,623
American Railcar Industries, Inc.	2,095	166,972
Apogee Enterprises, Inc.	1,921	70,136
Applied Micro Circuits Corp.	18,965	160,634
Arrowhead Research Corp.	8,735	127,269
Arthur J. Gallagher & Co.	3,129	147,783
Artisan Partners Asset Management, Inc.	2,661	147,632
Astronics Corp.	2,475	155,282
BBCN Bancorp, Inc.	14,995	218,927
Belmond Ltd. (a)	9,210	117,704
Benefitfocus, Inc.	3,932	129,835
BJ's Restaurants, Inc.	4,125	153,738
Bluebird Bio, Inc.	3,310	132,433
Broadsoft, Inc.	5,434	129,655
Cabelas, Inc.	2,165	132,108
Caesars Entertainment Corp.	7,115	95,626
Capella Education Company	2,210	143,893
Celldex Therapeutics, Inc.	8,440	134,280
CLARCOR, Inc.	2,310	146,015
Clovis Oncology, Inc.	2,701	128,460
Cobalt International Energy, Inc.	7,175	110,136
Coeur Mining, Inc.	13,495	106,880
Cogent Communications Holdings, Inc.	2,490	86,303
CommVault Systems, Inc.	5,206	287,058
Cray, Inc.	5,690	160,515
Curtiss-Wright Corp.	1,580	113,507
Darling Ingredients, Inc.	10,675	205,814
Deltic Timber Corp.	2,015	133,474
Diamond Foods, Inc.	7,440	205,121
Diamond Resorts International, Inc.	5,665	141,738
DreamWorks Animation SKG, Inc.	5,255	114,743
DXP Enterprises, Inc.	1,960	157,035
Ellie Mae, Inc.	3,251	116,386
Enanta Pharmaceuticals, Inc.	2,760	115,810
Endologix, Inc.	9,453	130,546
EW Scripps, Co.	2,390	45,314
ExamWorks Group, Inc.	4,290	141,356
EXCO Resources, Inc.	29,075	140,432
Federal Signal Corp.	9,290	136,749
Ferro Corp.	5,226	70,446
Fiesta Restaurant Group, Inc.	2,930	143,834
FireEye, Inc.	4,731	147,323
Five Below, Inc.	2,922	118,516
FNF Group	6,690	189,394
Foundation Medicine, Inc.	4,045	94,127
Global Eagle Entertainment, Inc.	17,965	226,718
Gogo, Inc.	7,953	134,644
Golar LNG Ltd. (a)	2,140	134,820
HeartWare International, Inc.	884	71,692
Hilltop Holdings, Inc.	8,860	187,566
Home BancShares, Inc.	7,490	222,828
HomeAway, Inc.	3,640	120,848
Hornbeck Offshore Services, Inc.	3,065	133,818
Infoblox, Inc.	10,905	146,672
Innophos Holdings, Inc.	2,035	118,335
Insmed, Inc.	5,315	74,038
Inter Parfums, Inc.	1,948	59,336
InvenSense, Inc.	7,034	181,829
IPG Photonics Corp.	2,240	153,843
ITC Holdings Corp.	6,680	249,498
JC Penney Company, Inc.	12,250	132,300
Karyopharm Therapeutics, Inc.	3,185	114,660
KB Home	17,060	302,815
KYTHERA Biopharmaceuticals, Inc.	2,987	112,341
Liberty TripAdvisor Holdings, Inc.	1,995	71,361
Liberty Ventures	1,995	75,990
LifeLock, Inc.	9,595	142,198
Marketo, Inc.	6,627	194,039
McDermott International, Inc. (a)	19,245	138,564
McGrath RentCorp	1,704	63,048
Media General, Inc.	2,746	42,316
Medical Properties Trust, Inc.	37,410	527,107
Medidata Solutions, Inc.	3,561	165,729
NetSuite, Inc.	1,845	161,696
New York Community Bancorp, Inc.	13,804	220,174
Nimble Storage, Inc.	5,085	137,498
OGE Energy Corp.	6,390	239,753
Otter Tail Corp.	6,800	193,732

Palo Alto Networks, Inc.	1,890	160,631
Pennsylvania Real Estate Investment Trust	25,892	521,983
Proto Labs, Inc.	1,835	138,065
RCS Capital Corp.	6,829	151,399
Renasant Corp.	7,863	227,476
Revance Therapeutics, Inc.	3,170	74,020
Rex Energy Corp.	9,720	148,522
Royal Gold, Inc.	1,585	123,234
RSP Permian, Inc.	4,535	129,701
RTI International Metals, Inc.	4,173	121,059
Ruckus Wireless, Inc.	13,270	184,586
Rush Enterprises, Inc.	4,170	152,914
Scorpio Tankers, Inc. (a)	16,579	158,495
Semtech Corp.	8,150	212,348
SFX Entertainment, Inc.	14,842	104,933
Shutterfly, Inc.	2,565	130,841
SolarCity Corp.	1,315	90,314
Solazyme, Inc.	11,155	104,634
South Jersey Industries, Inc.	957	55,458
South State Corp.	3,877	227,037
Spectranetics Corp.	5,900	167,442
Splunk, Inc.	2,855	154,027
Sprouts Farmers Market, Inc.	7,868	243,436
Stratasys Ltd. (a)	573	68,737
SunCoke Energy, Inc.	5,640	135,416
SunEdison, Inc.	7,917	174,412
TAL International Group, Inc.	2,430	107,406
Taminco Corp.	5,115	122,504
Tenet Healthcare Corp.	2,870	175,587
TESARO, Inc.	3,562	105,293
Texas Capital Bancshares, Inc.	4,287	231,412
TFS Financial Corp.	16,390	236,671
Theravance, Inc.	3,040	71,622
Trex Co, Inc.	4,770	179,353
TRI Pointe Homes, Inc.	21,495	318,126
Tronox Ltd. (a)	4,640	140,870
Ultratech, Inc.	6,690	173,003
United Bankshares, Inc.	6,690	220,436
Universal Display Corp.	3,118	108,319
Urban Outfitters, Inc.	3,540	140,857
UTi Worldwide, Inc. (a)	21,065	193,377
Veeco Instruments, Inc.	4,565	161,464
Wabash National Corp.	9,870	139,562
WageWorks, Inc.	4,219	174,076
Walter Investment Management Corp.	6,440	169,694
Washington Real Estate Investment Trust	18,482	513,430
Westamerica Bancorporation	4,710	227,823
WisdomTree Investments, Inc.	13,725	162,367
Wix.com Ltd. (a)	8,010	131,845
WP Carey, Inc.	7,870	537,363
WR Grace & Co.	628	62,191
XPO Logistics, Inc.	7,320	226,700
Zeltiq Aesthetics, Inc.	7,480	157,154
Zendesk, Inc.	8,870	241,175
Total Securities Sold Short (Proceeds $22,487,549)		$22,947,082

(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

Cost of investments	$82,719,020
Gross unrealized appreciation	7,984,597
Gross unrealized depreciation	(3,374,512)
Net unrealized appreciation	$4,610,085

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Shortterm debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the
Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.
Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense.
As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.
The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Fund’s securities sold short and payable to broker are held with or due to one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2014 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$79,466,706	$-	$-	$79,466,706
Real Estate Investment Trusts	7,156,225	-	-	7,156,225
Total Equity	$86,622,931	$-	$-	$86,622,931

Short-Term Investments	$1,165,707	$-	$-	$1,165,707

Total Assets	$87,788,638	$-	$-	$87,788,638

Liabilities:
Securities Sold Short	$22,947,082	$-	$-	$22,947,082

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the period ended August 31, 2014 with significant unobservable inputs which would be classified as Level 3. During the period ended August 31, 2014, there were no transfers between levels for the Fund. It is the Fund's policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel, President

Date    October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                             John Buckel, President

Date    October 16, 2014

By (Signature and Title)* /s/ Jennifer Lima
                                             Jennifer Lima, Treasurer

Date    October 17, 2014

* Print the name and title of each signing officer under his or her signature.